Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Other Financial Liabilities
Schedule of other financial liabilities

	March 31,
	2024	2025
Current
Due to employees	65,815	93,924
Deposits*	353,154	-
Total	418,969	93,924

*	Deposit received from the Global Distribution System provider (GDS), which is repayable at the end of the contract and interest free nature was initially recognized at fair value. The difference between the deposit received and fair value initially recognized is treated as deferred consideration under Note 35. Deposits are subsequently measured at amortized cost and unwinding is recognized under finance cost. The deferred consideration recognized is amortized over the tenure of deposit on straight line basis and amortization is recognized as revenue.